Cash and Cash Equivalents (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Non-PRC [Member] U.S. dollars [Member] USD ($)	Dec. 31, 2014 Non-PRC [Member] U.S. dollars [Member] CNY	Dec. 31, 2013 Non-PRC [Member] U.S. dollars [Member] USD ($)	Dec. 31, 2013 Non-PRC [Member] U.S. dollars [Member] CNY	Dec. 31, 2014 Non-PRC [Member] Korean Won [Member] CNY	Dec. 31, 2014 Non-PRC [Member] Korean Won [Member] KRW	Dec. 31, 2013 Non-PRC [Member] Korean Won [Member] CNY	Dec. 31, 2013 Non-PRC [Member] Korean Won [Member] KRW	Dec. 31, 2014 Non-PRC [Member] Other currencies [Member] CNY	Dec. 31, 2013 Non-PRC [Member] Other currencies [Member] CNY	Dec. 31, 2014 Group's consolidated affiliates (VIEs) [Member] CNY	Dec. 31, 2014 Group's consolidated affiliates (VIEs) [Member] PRC [Member] RMB [Member] CNY	Dec. 31, 2013 Group's consolidated affiliates (VIEs) [Member] PRC [Member] RMB [Member] CNY	Dec. 31, 2014 Other entities [Member] PRC [Member] RMB [Member] CNY	Dec. 31, 2013 Other entities [Member] PRC [Member] RMB [Member] CNY	Dec. 31, 2014 Other entities [Member] PRC [Member] U.S. dollars [Member] USD ($)	Dec. 31, 2014 Other entities [Member] PRC [Member] U.S. dollars [Member] CNY	Dec. 31, 2013 Other entities [Member] PRC [Member] U.S. dollars [Member] USD ($)	Dec. 31, 2013 Other entities [Member] PRC [Member] U.S. dollars [Member] CNY
Cash and Cash Equivalents [Line Items]
Cash balance held by the VIEs																	235,400,000
Cash and cash equivalents	$ 128,532,000	797,487,000	$ 141,446,000	877,613,000	2,132,374,000	1,895,795,000	$ 13,171,000	80,592,000	$ 24,549,000	149,674,000	31,419,000	5,552,962,000	10,221,000	1,780,621,000	19,117,000	32,317,000		216,342,000	252,472,000	432,567,000	408,063,000	$ 2,852,000	17,450,000	$ 4,078,000	24,866,000